Amy Latkin Vice President and Senior Counsel w: 212.224.1840 amy.latkin@mutualofamerica.com

February 13, 2025

Via EDGAR Correspondence

U.S. Securities and Exchange Commission

Division of Investment Management, Disclosure Review Office

100 F Street NE

Washington DC 20549

Re:	MoA Funds Corporation

(the “Registrant”)

Registration Statement on Form N-1A (File no. 033-06486 and 811-05084)

Filings pursuant to Rule 485(a) of the Securities Act of 1933

Ladies and Gentlemen:

Contemporaneously herewith, the above-named Registrant is filing today a post-effective amendment through the EDGAR system, on behalf of the MoA US Government Money Market Fund, pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “Securities Act”), and the MoA Clear Passage 2070 Fund of the Registrant, pursuant to Rule 485(a)(2) under the Securities Act.

This is to advise that the post-effective amendment includes revisions filed pursuant to Rule 497(e) on August 23, 2024, reflecting disclosure related to the conversion of the MoA Money Market Fund, a prime money market fund, to the MoA US Government Money Market Fund. Disclosure also reflects the addition of the MoA Clear Passage 2070 Fund to the existing target date fund series.

If you have any questions or need additional information, please do not hesitate to contact me at the above telephone number at your earliest convenience. I appreciate your attention to this matter.

Sincerely,

MoA Funds Corporation	320 Park Avenue, New York, NY 10022-6839	moafunds.com

/s/ Amy Latkin

MoA Funds Corporation	320 Park Avenue, New York, NY 10022-6839	moafunds.com